RISK MANAGEMENT - Regulatory capital management (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Banco de Bogota S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Regulatory Capital	$ 19,752,122	$ 18,508,842
Basic ordinary equity	12,828,890	13,082,557
Basic additional equity	6,923,232	5,426,285
Market Risk.	14,090,858	14,223,159
Credit Risk	149,689,953	129,836,198
Total assets weighted by risk	$ 163,780,811	$ 144,059,357
Total solvency index	12.06%	12.85%
Basic solvency index	7.83%	9.08%
Banco de Occidente S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Regulatory Capital	$ 3,891,274	$ 3,908,477
Basic ordinary equity	3,176,896	3,202,018
Basic additional equity	714,378	706,459
Market Risk.	2,143,050	1,401,440
Credit Risk	34,570,240	31,807,330
Total assets weighted by risk	$ 36,713,290	$ 33,208,770
Total solvency index	10.60%	11.77%
Basic solvency index	8.65%	9.64%
Banco Popular S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Regulatory Capital	$ 2,475,933	$ 2,384,460
Basic ordinary equity	2,056,501	1,898,181
Basic additional equity	419,432	486,279
Market Risk.	1,130,815	1,425,745
Credit Risk	22,510,106	21,015,333
Total assets weighted by risk	$ 23,640,921	$ 22,441,078
Total solvency index	10.47%	10.63%
Basic solvency index	8.70%	8.46%
Banco Commercial Av Villas S A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Regulatory Capital	$ 1,509,106	$ 1,293,359
Basic ordinary equity	1,348,671	1,174,605
Basic additional equity	160,435	118,754
Market Risk.	1,223,164	644,799
Credit Risk	11,361,903	11,488,357
Total assets weighted by risk	$ 12,585,067	$ 12,133,156
Total solvency index	11.99%	10.66%
Basic solvency index	10.72%	9.68%
Corporacion Financiera Colombiana S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Regulatory Capital	$ 5,319,415	$ 4,032,713
Basic ordinary equity	4,741,904	3,761,178
Basic additional equity	577,510	271,535
Market Risk.	1,983,088	1,927,291
Credit Risk	13,065,397	10,102,536
Total assets weighted by risk	$ 15,048,485	$ 12,029,827
Total solvency index	35.35%	33.52%
Basic solvency index	31.51%	31.27%